Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000050721 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	22.50%
C000050721 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	13.50%
C000050721 | A
Holdings [Line Items]
Percent of Total Investments	19.00%
C000050721 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	19.50%
C000050721 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	8.30%
C000050721 | B
Holdings [Line Items]
Percent of Total Investments	7.30%
C000050721 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.40%
C000050721 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050721 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000050721 | N/R
Holdings [Line Items]
Percent of Total Investments	9.40%
C000050721 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	24.80%
C000050721 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.30%
C000050721 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.10%
C000050721 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	13.20%
C000050721 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	11.80%
C000050721 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	7.20%
C000050721 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000050721 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.60%
C000050721 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000050721 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050721 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%
C000050722 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	22.50%
C000050722 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	13.50%
C000050722 | A
Holdings [Line Items]
Percent of Total Investments	19.00%
C000050722 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	19.50%
C000050722 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	8.30%
C000050722 | B
Holdings [Line Items]
Percent of Total Investments	7.30%
C000050722 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.40%
C000050722 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050722 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000050722 | N/R
Holdings [Line Items]
Percent of Total Investments	9.40%
C000050722 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	24.80%
C000050722 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.30%
C000050722 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.10%
C000050722 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	13.20%
C000050722 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	11.80%
C000050722 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	7.20%
C000050722 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000050722 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.60%
C000050722 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000050722 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050722 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%
C000174022 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	22.50%
C000174022 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	13.50%
C000174022 | A
Holdings [Line Items]
Percent of Total Investments	19.00%
C000174022 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	19.50%
C000174022 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	8.30%
C000174022 | B
Holdings [Line Items]
Percent of Total Investments	7.30%
C000174022 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.40%
C000174022 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000174022 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000174022 | N/R
Holdings [Line Items]
Percent of Total Investments	9.40%
C000174022 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	24.80%
C000174022 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.30%
C000174022 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.10%
C000174022 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	13.20%
C000174022 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	11.80%
C000174022 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	7.20%
C000174022 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000174022 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.60%
C000174022 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000174022 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000174022 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%
C000050720 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	22.50%
C000050720 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	13.50%
C000050720 | A
Holdings [Line Items]
Percent of Total Investments	19.00%
C000050720 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	19.50%
C000050720 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	8.30%
C000050720 | B
Holdings [Line Items]
Percent of Total Investments	7.30%
C000050720 | CCC/Caa
Holdings [Line Items]
Percent of Total Investments	0.40%
C000050720 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050720 | D
Holdings [Line Items]
Percent of Total Investments	0.00%
C000050720 | N/R
Holdings [Line Items]
Percent of Total Investments	9.40%
C000050720 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	24.80%
C000050720 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	23.30%
C000050720 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	15.10%
C000050720 | Floating Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	13.20%
C000050720 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	11.80%
C000050720 | Equity-Linked Notes
Holdings [Line Items]
Percent of Total Investments	7.20%
C000050720 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.70%
C000050720 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	0.60%
C000050720 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	0.20%
C000050720 | Fixed Rate Loan Interests
Holdings [Line Items]
Percent of Total Investments	0.10%
C000050720 | Other
Holdings [Line Items]
Percent of Total Investments	0.00%